Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current - Schedule of Accrued Revenue (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Accrued Revenue for 2017	$ (5,714)
Accrued Revenue for 2018	(8,922)
Accrued Revenue for 2019	(6,602)
Accrued Revenue for 2020	(802)
Total	$ (22,040)